SCHEDULE OF PURCHASE PRICE CONSIDERATION (Details) - USD ($)		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock issued		$ (60,697)
Total purchase price		(60,697)
Magiclytics [Member]
Business Acquisition [Line Items]
Common stock issued	$ (60,697)
Total purchase price	$ (60,697)
Total purchase price		$ (60,697)